Condensed Consolidated Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020	$ 108			$ 252,561	$ 10,401	$ (232,153)	$ 30,917
Beginning balance, shares at Dec. 31, 2020	48,187,463
Net loss						(20,813)	(20,813)
Issuance of ordinary shares, net of issuance costs	$ 27			30,730			30,757
Issuance of ordinary shares, net of issuance costs, shares	8,871,790
Exercised warrants	$ 14			8,879	(1,845)		7,048
Exercised warrants, shares	4,893,838
Issuance of ordinary shares subject to possible redemption			$ 1,598
Issuance of ordinary shares subject to possible redemption,shares			615,366
Share based compensation				1,332			1,332
Ending balance at Sep. 30, 2021	$ 149		$ 1,598	293,502	8,556	(252,966)	19,241
Ending balance, shares at Sep. 30, 2021	61,953,091		615,366
Beginning balance at Dec. 31, 2021	$ 171		$ 1,598	309,355	3,127	(262,073)	50,580
Beginning balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(29,032)	(29,032)
Expired warrants				3,127	(3,127)
Reclassification of redemption shares into ordinary shares	$ 2		$ (1,598)	1,596			1,598
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees and service provider		[1]		2,137			2,137
Share based compensation to employees and service provider, shares	34,258
Employee exercise of stock options	$ 4			18			22
Share based compensation to employees and service provider, shares	388,909
Ending balance at Sep. 30, 2022	$ 177			$ 316,233		$ (291,105)	$ 25,305
Ending balance, shares at Sep. 30, 2022	69,750,117

[1]	less than one thousand dollars